SUBSEQUENT EVENTS (Details Narrative) - USD ($)	1 Months Ended
	Feb. 15, 2022	Jan. 31, 2022	Dec. 31, 2021
Original issue discount			$ 44,800
Conversion price			$ 0.10
Subsequent Event [Member]
Aggregate purchase price		$ 8,500,000
Acquisition Consideration paid to Seller Parties		8,000,000
Acquisition Consideration deposited		$ 500,000
Subsequent Event [Member] | Financing Arrangement [Member]
Common stock, shares purchased	121,407
Cash fee payment	$ 14,650
Lend amount	370,000
Original issue discount	$ 37,000
Common stock, share price	$ 0.17
Common stock, fixed price	0.192
Conversion price	$ 0.10
Percentage of penalty due	15.00%
Warrant coverage on the principal amount	40.00%
Percentage of gross proceeds of Loan	4.39%
Percentage of exercise price of warrant issued	120.00%
Warrant coverage on gross proceeds of Loan	7.00%
Bears interest rate	8.00%
Warrant issued to purchase shares of common stock	925,000
Warrant issued to purchase shares of common stock, purchase price	$ 0.16